Deferred Charges and Other Assets Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Other Noncurrent Assets Disclosure [Line Items]
Debt issue costs	$ 18,453
Percentage of senior subordinated notes	5.125%